Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Debt
Schedule of Long Term Debt

	September 28,	December 29,
(in thousands)	2017	2016
Total debt at par value	$191,475	$400,000
Less: unamortized discount and debt issuance costs	4,056	9,257
Net carrying amount	$187,419	$390,743
Fair value	$191,858	$400,000

              The following table summarizes our long-term debt as of December 29, 2016 and December 31, 2015 (dollars in thousands):

	Maturity Date	Interest Rate Per Annum at December 29, 2016	December 31, 2015	December 29, 2016
Credit Facilities:
Term Loan Facility	September 30, 2023	5.25% Variable	$—	$350,000
ABL Facility	September 30, 2021	2.08% Variable	92,900	50,000
Prior Term Loan Facility	July 2, 2019	3.30% Variable	8,333	—
GCI Facility	May 1, 2019	7.75% Variable	78,000	—

Total secured debt			$179,233	$400,000
Less: current maturities			1,267	3,500

Long-term debt maturities			177,966	396,500
Less: unamortized discount and debt issuance costs			1,643	9,257

Total long-term debt			$176,323	$387,243

Schedule of Maturities of Debt

              The following table summarizes scheduled maturities of our debt, including current maturities, as of December 29, 2016 (in thousands):

Amount
2017	$3,500
2018	3,500
2019	3,500
2020	4,375
2021	52,625
Thereafter	332,500

Total minimum debt payments	$400,000

Schedule of fair value debt

At December 29, 2016 and December 31, 2015, the fair values of the Company's debt are as follows (in thousands):

	December 31, 2015	December 29, 2016
Total debt at par value	$179,233	$400,000
Less: unamortized discount and debt issuance costs	1,643	9,257

Net carry amount	$177,590	$390,743
Fair value	$179,413	$400,000